Commitments (Details) (USD $)	Dec. 31, 2012	May 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Sep. 16, 2011	Jun. 10, 2011	Jan. 11, 2011
Commitments Transactions:
Contract calls for the consultant to receive upon execution of the agreement				$ 15,000
Receive through the term of the agreement per month				5,000
one-time grant				150,000
Restricted shares par value common stock				$ 0.001
Percentage of company ownership in capital stock of Metales		70.00%
Percentage of capital stock issued to Gonzalez		30.00%
Concessions assigned, acres		1,976					1,976
development cost s for three years, for a total								450,000
the Company is obligated to issue shares of its Common Stock to Gonzalez								1,000,000
Issuedshares of its Common Stock to North American as repayment						125,000
Issuedshares of its Common Stock to North American as repayment value						125,000
Recognized as exploration expense during the year					125,000
Company Shares of Common Stock, Issued						300,000
Shares of its Common Stock, with a fair value						303,000
Recognized exploration expense during the year			303,000
Payments made to the work plan	$ 60,195		$ 123,106